Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [text block] [Abstract]
Schedule of detailed description of the Bezeq Group's contingent liabilities
		Balance of provisions	Amount of additional exposure		Amount of exposure for claims for which the amount of exposure cannot be assessed
Claims group	Nature of the claims	NIS	NIS		NIS

Customer claims	Mainly motions for certification of class actions concerning contentions of unlawful collection of payment and impairment of the service provided by the Group companies.	111	3,864		1,440
Claims by enterprises and companies	Claims alleging liability of the Group companies in respect of their activities and/or the investments made in various projects.	-	1,100	*	1,828	**
Claims of employees and former employees of Bezeq Group companies	Mainly individual lawsuits filed by employees and former employees of the Group, regarding various payments.	-	3		-
Claims by the State and authorities	Various claims by the State of Israel, government institutions and authorities (“the Authorities”). These are mainly procedures related to regulations relevant to the Group companies and financial disputes concerning monies paid by the Group companies to the Authorities (including property taxes).	9	9		-
Supplier and communication provider claims	Legal claims for compensation for alleged damage as a result of the supply of the service and/or the product.	-	63		18
Claims for punitive damages, real estate and infrastructure	Claims for alleged physical damage or damage to property caused by Group companies and in relation to real estate and infrastructure. The additional amount of exposure for punitive damages does not include claims for which the insurance coverage is not disputed.	-	58		-

Total legal claims against the Bezeq Group companies		120	5,097		3,286
*	Exposure for a motion for certification of a class action filed by a shareholder against Bezeq and Bezeq officers, referring to alleged reporting omissions by Bezeq regarding the wholesale market and the reduction of interconnect fees. The plaintiff estimated the original amount of the claim as NIS 2,000 (based on the out-of-pocket method) and, alternatively, as NIS 1,100 (based on the approximate out-of-pocket method). This amount is expected to decrease because the lawsuit has not yet been amended following the court ruling to dismiss the motion for certification for some of the grounds.
**	Two motions for certification of a class action amounting to a total of NIS 1,800, filed in June 2017 against Bezeq, officers in the Bezeq Group, the Company and companies in the group of the former controlling shareholders of the Company regarding the transaction for Bezeq’s acquisition of DBS shares from Eurocom DBS Ltd. In accordance with the court’s decision, a joint motion is expected to be filed instead of these two motions. The proceedings were stayed until March 31, 2020, due to the investigation (as described in Note 1) and at the request of the Attorney General. On March 15 and March 22, 2020, the Ministry of Justice issued Emergency Regulations, due to the Corona Virus. According to the Emergency Regulations, all dates in this matter, including the filing date of the Attorney General updated position regarding the stay of proceedings, are postponed at this stage for a month.

Subsequent to the date of the financial statements, a claim was filed against the Bezeq Group companies without an exact amount. As at the approval date of the financial statements, the chances of the claim cannot yet be assessed. In addition, claims with exposure of NIS 172 came to an end and a claim with an undefined amount came to an end.